Income Tax - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ (24)	$ (44)
Charged to net earnings	(7)	23
Exchange differences	1	(3)
Ending Balance	(30)	(24)
Accounting provisions and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	15	27
Charged to net earnings	4	(14)
Exchange differences	(1)	2
Ending Balance	18	15
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	30	27
Charged to net earnings	(9)	3
Exchange differences	2	0
Ending Balance	23	30
Long-term assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(56)	(69)
Charged to net earnings	(16)	15
Exchange differences	3	(2)
Ending Balance	(69)	(56)
Exchange rate effects on tax bases
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(13)	(29)
Charged to net earnings	14	19
Exchange differences	(3)	(3)
Ending Balance	$ (2)	$ (13)